Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Provided From (Used By) Operating Activities
Net (loss) income	$ (110)	$ (83)	$ 167
Adjustments to reconcile net (loss) income to net cash provided from (used by) operating activities:
Depreciation and amortization	289	284	333
Adjustment of assets to fair value (Note 3)	194	307	2
Change in postemployment benefits, excluding curtailment gains	(66)	(45)	(26)
Deferred tax benefit	(78)	(17)	(41)
Equity earnings of non-consolidated affiliates	(34)	(37)	(32)
Cash dividends received from non-consolidated affiliates	31	16	43
Restructuring expense, net	26	5	8
Payments against restructuring liabilities	(15)	(21)	(36)
OPEB curtailment gains	(51)	(1)	(29)
Insurance proceeds related to Thailand flood	17
Gains from sales of property, plant, and equipment	(2)
Loss on Venezuelan currency devaluation			25
Gain on liabilities subject to compromise			(14)
Changes in operating assets and liabilities:
Accounts receivable	(197)	(137)	(149)
Inventories	(93)	(140)	(27)
Accounts payable	(2)	87	122
Other assets and liabilities	38	23	58
Net Cash (Used by) Provided From Operating Activities	(53)	241	404
Cash Provided From (Used By) Investing Activities
Expenditures for property, plant and equipment	(387)	(348)	(251)
Payments to acquire businesses, net of cash acquired	(52)	(8)	(39)
Insurance proceeds related to Thailand flood	13
Net proceeds from sales of property, plant and equipment	5		3
Investment in non-consolidated affiliates	(6)
Other			4
Net Cash Used By Investing Activities	(427)	(356)	(283)
Cash Provided From (Used By) Financing Activities
Principal payments on term loans	(30)	(29)	(30)
Net proceeds (remittances) on servicing of factoring arrangements	2	2	(10)
Decrease in other long-term debt		(4)	(3)
Increase (decrease) in short-term debt	6	16	(1)
Net Cash Used By Financing Activities	(22)	(15)	(44)
Effect of foreign currency exchange rate fluctuations on cash	16	(22)	14
Effect of Venezuelan currency devaluation on cash			(20)
Effect of foreign currency fluctuations on cash	16	(22)	(6)
(Decrease) increase in cash and equivalents	(486)	(152)	71
Cash and equivalents at beginning of year	953	1,105	1,034
Cash and equivalents at end of year	$ 467	$ 953	$ 1,105